Concentrations	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
Concentrations

13. Concentrations

The Company’s revenues consist of recurring revenue, professional services and implementation fees. For the years ended December 31, 2016 and 2015, recurring revenues represented 66.1% and 73.0% of consolidated revenues, respectively, professional services represented 27.2% and 13.3% of consolidated revenues, respectively, and implementation fees represented 6.7% and 13.7% of consolidated revenues, respectively.

The Company continues to rely on vendors to provide technology and licensing components that are critical to its solutions. In addition, the Company engaged development contractors located in Toronto, Canada beginning in March 2014 to augment its software development efforts. During the year ended December 31, 2015, the Company incurred billings of approximately $837,000, or 12.5% of total billings, to this vendor. Billings incurred to this vendor for the year ended December 31, 2016 were less than 10% of the Company’s total billings.

As of December 31, 2016, the Company had net payables of approximately $317,000 owed to a law firm for legal services rendered in connection with our previous failed offering, representing 14.4% of its accounts payable balance, and approximately $558,000 owed to a technology partner for software licenses, representing 25.3% of its accounts payable balance. As of December 31, 2015, the Company had net payables of approximately $342,000 owed to a law firm for legal services, representing 30.8% of its accounts payable balance.

During the year ended December 31, 2016, one customer represented $1.4 million, or 17.2% of the Company’s consolidated revenues. There was no single customer whose revenue exceeded 10% of the Company’s consolidated revenues for the year ended December 31, 2015. Within accounts receivable is a receivable from the same customer totaling $1.3 million, representing 42.8% of the Company’s total receivables as of December 31, 2016. This receivable is due to the Company in various installments, pursuant to each agreement, beginning in January 2017 and ending in December 2019. As of December 31, 2015, the Company had receivables due from three customers of approximately $121,000, $113,000 and $95,000 representing 17.0%, 15.8% and 13.3%, respectively, of its gross accounts receivable balance.